EQUITY - Schedule Of Non-Controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Equity	$ 134,741	$ 122,642
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	88,386	86,804
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Equity	82,898	80,915
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 5,488	$ 5,889